Property and Equipment, Net (Schedule Of Property and Equipment, Net) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2015	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 734,000		$ 734,000
Less: accumulated depreciation	733,000		727,000
Property and equipment, net	1,000	$ 0	7,000
Manufacturing Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 599,000		599,000
Manufacturing Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Life	3 years
Manufacturing Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Life	5 years
Research Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 37,000		37,000
Property and equipment, Life	5 years
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 59,000		59,000
Computer Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Life	3 years
Computer Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Life	4 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 39,000		$ 39,000
Property and equipment, Life	7 years